Operational Ratios	12 Months Ended
Dec. 31, 2022
Operational Ratios
Operational Ratios

30.	Operational Ratios

Bacen determines that financial institutions maintain Reference Equity (PR), PR Tier I and Core Capital compatible with the risks of their activities, higher than the minimum requirement of Required Reference Equity, represented by the sum of the credit risk, risk market and operational risk.

As established in CMN Resolutions nº 4,193/2013 and nº 4,783/2020, until September 2021 the PR requirement was at 10.625%, including 8.00% of Minimum Reference Equity plus 1.625% of Additional Capital Conservation and 1.00% Systemic Additional. The Tier I PR was 8.625% and the Minimum Principal Capital of 7.125%.

In October 2021, the Capital Conservation Additional increased to 2.00%. Thus, in December the PR requirement is 11.00%. It is considered 8.00% of Minimum Reference Equity plus 2.00% of Capital Conservation Additional and 1.00% of Systemic Additional, with the requirement of PR Tier I of 9.00% and Principal Capital Minimum of 7.50%. As of April 2022, the PR requirement reached 11.50%, considering 8.00% of the Reference Equity Minimum plus 2.50% of Capital Conservation Additional and 1.00% of Systemic Additional, with requirement PR Tier I and Minimum Core Capital of 9.50% and 8.00%, respectively.

Continuing the adoption of the rules established by CMN Resolution No. 4,192/2013, as of January 2015, the Prudential Consolidated, defined by CMN Resolution No. 4,280/2013, came into effect.

The Basel index is calculated in accordance with the Financial Statements of the Prudential Conglomerate prepared in accordance with accounting practices adopted in Brazil, applicable to institutions authorized to operate by Bacen, as shown below:

BASEL INDEX %	Dec-22	Dec-21	Dec-20
Tier I Regulatory Capital	75,943.7	76,969.9	77,571.5
Principal Capital	69,229.0	69,919.9	71,006.3
Supplementary Capital	6,714.7	7,050.1	6,565.2
Tier II Regulatory Capital	13,109.8	12,591.3	6,554.5
Regulatory Capital (Tier I and II)	89,053.5	89,561.3	84,126.0
Credit Risk	559,230.6	527,119.3	478,303.5
Market Risk	19,332.1	15,122.2	15,846.3
Operational Risk	60,073.2	58,499.8	57,419.4
Total RWA	638,635.9	600,741.3	551,569.2
Basel I Ratio	11.89	12.81	14.06
Basel Principal Capital	10.84	11.64	12.87
Basel Regulatory Capital	13.94	14.91	15.25

(1)	Exposures to credit risk subject to the calculation of the capital requirement through a standardized approach (RWACPAD) are based on the procedures established by Bacen Circular 3,644, of March 4, 2013 and its subsequent additions through the wording of Bacen Circular 3,174 of August 20, 2014 and Bacen Circular 3,770 of October 29, 2015.
(2)	Includes the portions for market risk exposures subject to variations in foreign currency coupon rates (RWAjur2), price indices (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified in the trading portfolio (RWAacs) and portions for exposure to gold, foreign currency and transactions subject to exchange variation (RWAcam).
(3)	Risk Weighted Assets or risk weighted asset.

Banco Santander publishes the Risk Management Report on a quarterly basis with information regarding risk management, a brief description of the Recovery Plan, capital management, PR and RWA. The report with more detail on the assumptions, structure and methodologies can be found at www.santander.com.br/ri.

Financial institutions are required to maintain the application of funds in permanent assets in accordance with the level of the adjusted Referential Equity. Funds invested in permanent assets, calculated on a consolidated basis, are limited to 50% of the Reference Equity value adjusted in accordance with the regulations in force. Banco Santander meets the established requirements.